Document And Entity Information	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity Registrant Name	CytoDyn, Inc.
Entity Central Index Key	0001175680
Entity Emerging Growth Company	false
Entity File Number	000-49908
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1887078
Entity Address, Address Line One	1111 MAIN STREET, SUITE 660
Entity Address, City or Town	VANCOUVER
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98660
City Area Code	360
Local Phone Number	980-8524
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE